Capital Stock (Details Narrative) - USD ($)	1 Months Ended
	Jan. 25, 2021	Sep. 30, 2009	Sep. 30, 2021	Sep. 28, 2021	Sep. 21, 2021	Sep. 14, 2021	Sep. 08, 2021	Sep. 03, 2021	Aug. 27, 2021	Aug. 18, 2021	Aug. 11, 2021	Aug. 05, 2021	Jul. 30, 2021	Jul. 20, 2021	Jul. 15, 2021	Jul. 08, 2021	Jul. 07, 2021	Jul. 01, 2021	Jun. 28, 2021	Jun. 21, 2021	Jun. 14, 2021	Jun. 10, 2021	Jun. 02, 2021	May 25, 2021	May 18, 2021	Apr. 21, 2021	Apr. 20, 2021	Apr. 13, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock shares, authorized			3,000,000,000																										3,000,000,000	3,000,000,000
Common stock shares, par value			$ 0.001																										$ 0.001	$ 0.001
Forward stock split		the Company effected a 60-for-1 forward stock split of its $0.001 par value common stock
Common stock, shares outstanding			102,492,441																										95,651,644	95,651,644
Common Stock, Shares Issued																													95,651,644	95,651,644
Purchase Agreement [Member]
Common Stock, Shares Issued	380,952			200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000	126,071	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000	357,995
Purchase price	$ 150,000			$ 59,600	$ 59,600	$ 61,400	$ 62,800	$ 62,800	$ 62,400	$ 61,400	$ 60,800	$ 60,800	$ 60,800	$ 61,400	$ 67,200	$ 50,428	$ 61,600	$ 61,200	$ 57,600	$ 56,800	$ 56,800	$ 56,200	$ 61,800	$ 64,000	$ 63,200	$ 68,800	$ 72,600	$ 150,000
Common shares issued for purchase agreement	1,375,779
Common shares value	$ 557,190